Loans and borrowings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Non-current liabilities	R$ 624,306	R$ 13,853
2023
Loans and borrowings
Non-current liabilities	112,031
2024
Loans and borrowings
Non-current liabilities	143,197
2025
Loans and borrowings
Non-current liabilities	196,925
2026
Loans and borrowings
Non-current liabilities	R$ 172,153